SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Equity
Composition of share capital in number of shares

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2021	On December 31, 2020

Common	4,870,579,247	4,435,106,575
Preferred	4,848,500,325	4,435,106,111
Subtotal	9,719,079,572	8,870,212,686
Treasury (common shares) (1)	(17,493,900)	(7,307,259)
Treasury (preferred shares) (1)	(12,051,100)	(27,378,542)
Total outstanding shares	9,689,534,572	8,835,526,885

Changes in share capital, in number of shares

ii.	Changes in share capital, in number of shares

	Common	Preferred	Total
Number of outstanding shares as at December 31, 2020	4,427,799,316	4,407,727,569	8,835,526,885
Increase of capital stock with issuing of shares – bonus of 10% (1)	442,779,931	440,772,756	883,552,687
Acquisition of treasury shares	(17,493,900)	(12,051,100)	(29,545,000)
Number of outstanding shares on December 31, 2021	4,853,085,347	4,836,449,225	9,689,534,572
(1)	It benefited the shareholders registered in the records of Bradesco on April 13, 2020.

Interest on shareholders’ equity/dividends were paid or recognized in provisions, as follows:

Interest on shareholders’ equity/dividends were paid or recognized in provisions, as follows:

Description	R$
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	1,861,951	279,293	1,582,658
Supplementary interest on shareholders´ equity paid	0.397359	0.437094	3,686,020	552,903	3,133,117
Cumulative total on December 31, 2020	0.604357	0.664792	5,547,971	832,196	4,715,775

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,040,090	306,013	1,734,077
Intermediary interest on shareholders’ equity paid	0.490007	0.539008	5,000,000	750,000	4,250,000
Supplementary interest on shareholders´ equity paid	0.01966	0.021625	200,000	30,000	170,000
Supplementary dividends paid	0.196595	0.216255	2,000,000	-	2,000,000
Cumulative total on December 31, 2021	0.913260	1.004586	9,240,090	1,086,013	8,154,077